Expense Example - Class A C and R6 Shares - Federated Hermes International Developed Equity Fund - R6	Jun. 11, 2021 USD ($)
Expense Example:
1 Year	$ 365
3 Years	1,109
5 Years	1,874
10 Years	$ 3,880